Note 3 - Summary of Significant Accounting Policies: Condensed Financial Statements (Policies)	6 Months Ended
Feb. 28, 2015
Policies
Condensed Financial Statements

Condensed Financial Statements

The accompanying financial statements have been prepared by the Company without audit.  In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations and cash flows at February 28, 2015 and for all periods presented have been made.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. It is suggested that these condensed consolidated financial statements be read in conjunction with the financial statements and notes thereto included in the Company's August 31, 2014 audited financial statements.  The results of operations for the periods ended February 28, 2015 and 2014 are not necessarily indicative of the operating results for the full years.